Note 26. Asset Retirement Obligation (ARO) (Detail) - Reconciliation of Asset Retirement Obligations: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Asset retirement obligation – beginning of year	$ 11,691	$ 10,598
Accretion expense	906	843
Foreign exchange and other	(27)	250
Asset retirement obligation – end of year	$ 12,570	$ 11,691